OTHER EXPENSES - Employee expenses (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
OTHER EXPENSES
Wages, salaries and commissions	$ 160,127	$ 211,457	$ 233,575
Benefits	14,755	22,218	22,315
Employee benefits expense	$ 174,882	$ 233,675	$ 255,890